Income taxes - Current income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Current year tax (expense) benefit	€ (304)	€ (150)	€ (211)
Prior year tax (expense) benefit	(1)	9	10
Current tax (expense) benefit	€ (305)	€ (140)	€ (201)